Note 15 - Financial Instruments	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
15.	Financial Instruments:

The principal financial assets of the Company consist of cash on hand and at banks, restricted cash, prepaid expenses and other receivables. The principal financial liabilities of the Company consist of short and long term loans, accounts payable due to suppliers, amounts due from/to related parties, accrued liabilities, interest rate swaps and warrants granted to third
parties.

a)
Interest rate risk:
The Company is subject to market risks relating to changes in interest rates relating to debt outstanding under the bank loans on which it pays interest based on LIBOR plus a margin. In order to manage part or whole of its exposure to changes in interest rates due to the floating rate indebtedness, the Company has entered into interest rate swap agreements with ABN Amro Bank and Alpha Bank and might enter into more interest rate swap agreements in the future.

b)
Credit risk:
Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments.

c)	Fair value:

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash are considered Level
1
items as they represent liquid assets with short term maturities. The Company considers its creditworthiness when determining the fair value of its liquid assets.

The fair value of interest rate swaps is determined using a discounted cash flow method taking into account current and future interest rates and the creditworthiness of both the financial instrument counterparty the Company and, hence, they are considered Level
2
items in accordance with the fair value hierarchy. The Company pays a fixed rate and receives a floating rate for these interest rate swaps. The fair values of these derivatives were derived principally from, or corroborated by, observable market data inputs included quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allowed values to be determined.

The fair value of warrants is determined using the Cox, Ross and Rubinstein Binomial methodology and hence are considered Level
3
items in accordance with the fair value hierarchy.

The Company follows the accounting guidance for Fair Value Measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The guidance requires assets and liabilities carried at fair value to be classified and disclosed in one
of the following
three
categories:

Level
1:
Quoted market prices in active markets for identical assets or liabilities;
Level
2:
Observable market based inputs or unobservable inputs that are corroborated by market data;
Level
3:
Unobservable inputs that are
not
corroborated by market data.

Interest rate swap agreements

The Company has entered into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate credit facilities. These interest rate swaps are pay-fixed, receive-variable interest rate swaps based on the USD LIBOR swap rate. The Company has entered into the following agreements with ABN Amro Bank and Alpha Bank relating to interest rate swaps, the details of which were as follows:

				Notional Amount
Agreement date	Counterparty	Effective (start) date:	Original Termination Date:	As of December 31, 2018	As of December 31, 2019
						Fixed rate
June 3, 2016	ABN Amro Bank	April 13, 2018	Ju1y 13, 2021	$15,663	$14,113	1.4425%
December 19, 2016	ABN Amro Bank	December 21, 2016	January 13, 2022	$16,575	$14,888	2.0800%
December 19, 2016	ABN Amro Bank	December 21, 2016	August 10, 2022	$15,050	-	2.1250%
March 29, 2018	Alpha Bank	March 29, 2018	February 25, 2025	20,700	$19,100	2.9700%
March 29, 2017	NORD/LB BANK	May 17, 2017	May 17, 2023	$18,071	-	2.1900%

On
January 17, 2019,
as part of the prepayment of ABN Facility Tranche C, the Company unwound the interest rate swap with ABN Amro bank dated
December 19, 2016
and realized a gain of
$213.
Furthermore on
July 15, 2019,
as part of the prepayment of the NORD/LB facility, the Company unwound the interest rate swap with NORD/LB bank dated
May 17, 2017
and realized a loss of
$205.

2014
Warrant liability

The Company's
2014
Warrant derivatives outstanding as of
December 31, 2018,
are recorded at their fair values. As of
December 31, 2018
the Company’s
2014
Warrant derivatives consisted of
424,923
warrant shares outstanding, issued in connection with the Company’s follow-on offering that closed on
June 11, 2014,
as depicted in the following table:

2014 Warrants Outstanding December 31, 2018	2014 Warrant Shares Outstanding December 31, 2018	Term (years)	Warrant Exercise Price*	Fair Value – Liability December 31, 2018
1,976,389	424,923	5	$11.60	1,915
* Applying the Variable Exercise Price

On
July 31, 2019
the
2014
Warrants expired.

Class B Warrant liability

The Company's Class B Warrant derivatives outstanding as of
December 31, 2019,
are recorded at their fair values. As of
December 31, 2019
the Company’s Class B Warrant derivatives consisted of
4,200,000
warrant shares outstanding, issued in connection with the Company’s
November 2019
Registered Direct Offering that closed on
November 7, 2019,
as depicted in the following table:

Class B Warrants Outstanding December 31, 2019	Class B Warrant Shares Outstanding December 31, 2019	Term (months)	Warrant Exercise Price*	Fair Value – Liability December 31, 2019
4,200,000	4,200,000	18	$1.00	609
* Applying the Floor Price

Recurring fair value measurements

The following table presents the fair value of those financial assets and liabilities measured at fair value on a recurring basis and their locations on the accompanying consolidated balance sheets, analyzed by fair value measurement hierarchy level:

		Fair Value Measurement at Reporting Date
As of December 31, 2018	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Non-current asset (Interest Rate Swaps)	1,153	-	1,153	-
Non-current liability (Interest Rate Swaps)	359	-	359
Current liability (2014 Warrants)	1,915	-	-	1,915
As of December 31, 2019
Current asset (Interest Rate Swaps)	82	-	82	-
Current liability (Interest Rate Swaps)	113	-	113
Non-current liability (Interest Rate Swaps)	985	-	985
Non-current liability (Class B Warrants)	609			609

The interest rate swaps relating to the ABN Facility (with effective dates
April 13, 2018
and
December 21, 2016)
have been classified in current assets and current liabilities respectively, due to the fact that the mortgaged vessels of the ABN Facility have been classified as held for sale and the facility itself has been classified in current liabilities.

Non-recurring fair value measurements

		Fair Value Measurement at Reporting Date
	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
As of December 31, 2019
Assets held for sale	43,271	-	43,271	-
Investments in unconsolidated joint ventures	19,306	-	19,306	-

In accordance with the provisions of relevant guidance, Assets held for sale with a carrying amount of
$55,581
were written down to their fair value of
$43,271,
resulting in an impairment charge of
$12,310,
which is included in the accompanying consolidated statements of comprehensive loss.

Additionally Investments in unconsolidated joint ventures with a carrying amount of
$22,450
were written down to their fair value of
$19,306,
resulting in an impairment charge of
$3,144,
which is included in the accompanying consolidated statements of comprehensive loss (see Note
18
).

The fair value of the impaired vessels and investments in unconsolidated joint ventures was determined based on a market approach, which was determined using the purchase consideration in the sale agreements with the respective buyers for both the Company’s vessels in question and the vessels of the joint venture companies. As a result, the Company has classified these long-lived assets held for sale as Level
2.

The following table sets forth a summary of changes in fair value of the Company’s level
3
fair value measurements for the years ended
December 31, 2018
and
2019:

Closing balance – December 31, 2017	3,332
Change in fair value of 2014 Warrants, included in (Loss)/gain on derivative financial instruments in the consolidated statements of comprehensive loss	(1,417)
Closing balance – December 31, 2018	1,915
Change in fair value of 2014 Warrants, included in (Loss)/gain on derivative financial instruments in the consolidated statements of comprehensive loss	(1,915)
Initial measurement of Class B Warrants at inception	997
Change in fair value of Class B Warrants, included in (Loss)/gain on derivative financial instruments in the consolidated statements of comprehensive loss	(388)
Closing balance – December 31, 2019	609

Derivative Financial Instruments
not
designated as hedging instruments –
2014
Warrants:

The major unobservable input in connection with the valuation of the Company’s
2014
Warrants was the volatility used in the valuation model, which was approximated by using a six
-month daily historical observations of the Company’s share price. The annualized six
-month daily historical volatility that had been applied in the warrant valuation as of
December 31, 2018
was
110%.
A
5%
increase in the volatility applied would have led to an increase of
2.6%
in the fair value of the
2014
Warrants. The fair value of the Company’s
2014
Warrants is considered by the Company to be classified as Level
3
in the fair value hierarchy since it is derived by unobservable inputs.

Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2018	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Input Value December 31, 2018
2014 Warrants	1,915	Non-Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	110%

Derivative Financial Instruments
not
designated as hedging instruments – Class B Warrants:

The major unobservable input in connection with the valuation of the Company’s Class B Warrants is the volatility used in the valuation model, which is approximated by using an eighteen
-month daily historical observations of the Company’s share price. The annualized eighteen
-month daily historical volatility that has been applied in the warrant valuation as of
December 31, 2019
was
132%.
A
5%
increase in the volatility applied would lead to an increase of
15.2%
in the fair value of the Class B Warrants. The fair value of the Company’s Class B Warrants is considered by the Company to be classified as Level
3
in the fair value hierarchy since it is derived by unobservable inputs.

Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2019	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Input Value December 31, 2019
Class B Warrants	609	Non-Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	132%

Location and amounts of derivative financial instruments fair values:

Information on the location and amounts of derivative financial instruments fair values in the balance sheet and derivative financial instrument losses in the statement of comprehensive loss are presented below:

	Amount of gain/(loss) recognized in Statement of comprehensive (loss)/gain located in Loss on derivate financial instruments
	2017	2018	2019
Interest rate swaps- change in fair value	431	404	(841)
Interest rate swaps– realized gain/(loss)	(476)	-	139
2014 Warrants- change in fair value	(256)	1,417	1,915
Class B Warrants- change in fair value	-	-	388
Total	(301)	1,821	1,601

Derivative Financial Instruments designated as hedging instruments:

The components of accumulated other comprehensive loss included in the accompanying consolidated balance sheets consist of unrealized losses on cash flow hedges and are analyzed as follows:

Unrealized (Loss) on cash flow hedges
Balance, December 31, 2018	-
Effective portion of changes in fair value of interest swap contracts	(1,361)
Balance, December 31, 2019	(1,361)